FEDERATED
                                                                      INCOME
                                                                       TRUST


                                                          SEMI-ANNUAL REPORT
                                                             TO SHAREHOLDERS
                                                               JULY 31, 1995




[LOGO] FEDERATED SECURITIES CORP.
       DISTRIBUTOR

       A subsidiary of FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779

       Cusip 314199100
       Cusip 314199209
       8082203 (9/95)




PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Income Trust. The Report covers the six-month period ended July 31, 1995, and includes the fund's Investment Review, Portfolio of Investments, and Financial Statements. In addition, Financial Highlights tables have been included for Institutional Shares and Institutional Service Shares.

During the report period, the fund continued to pursue attractive current income. Dividends paid by the fund during this period totaled $0.34 per share for Institutional Shares and $0.33 per share for Institutional Service Shares. The fund's net asset value began the period at $9.70 and ended the period at $10.11. Over the six-month period, the total return for Institutional Shares and Institutional Service Shares was 7.79%* and 7.68%,* respectively. Total net assets stood at $1.1 billion on the last day of the period.

On the last day of the period, the fund's assets were primarily invested in mortgage-backed securities. The remainder of fund assets was invested in U.S. Treasury notes and repurchase agreements. During the period, the Trust maintained its AAAf rating by Standard & Poor's Ratings Group ("Standard & Poor's"), the highest available from this independent rating service.**

We appreciate your continued confidence in Federated Income Trust. As always, we welcome your questions and comments.

Sincerely,

Glen R. Johnson
President
September 15, 1995

 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Ratings are subject to change.



INVESTMENT REVIEW
--------------------------------------------------------------------------------

Federated Income Trust provides shareholders with a professionally managed portfolio of U.S. Government securities. The Trust is managed for a short to intermediate average life and is invested primarily in mortgage-backed securities. Current investment strategy emphasizes a diversified range of mortgage securities with coupons averaging 7.5%, and a weighted average duration of 4.2 years. The Trust's total portfolio will have volatility similar to an intermediate U.S. Treasury.

The bond market performed extremely well during the first half of 1995. In response to weaker economic data, the market dramatically priced in the reduced likelihood of further tightening of monetary policy by the Federal Reserve Board following the interest rate increase on February 1, 1995. The 5-year U.S. Treasury note yield during the reporting period declined from 7.50% to 6.15%.

Mortgage securities performed well relative to U.S. Treasuries in the first quarter of 1995, and then underperformed their U.S. Treasury counterparts during the second quarter. With the U.S. Treasury market rallying during this time period, spreads on mortgage securities were widening because of an increase in volatility, heightened prepayment fears, and investor selling of mortgage securities in an attempt to keep positively convex securities in their portfolios.

With the Trust's strategy stressing market dislocations as opposed to relying totally on market fundamentals, it remains committed to a five year average life profile. The Trust's security composition continues to employ a diverse approach utilizing collateral and structured mortgage product. Collateral transactions consisted of down-in-coupon trades to avoid underperformance of negatively convex securities. The Trust also allocated cash flow to the 10-year area of the U.S. Treasury market to counter the shortening of mortgage durations.

As of July 31, 1995, total net assets were $1.1 billion and the average 30-day net yield as calculated under SEC guidelines was 6.66%* for Institutional Shares, and 6.43%* for Institutional Service Shares based upon the net asset value of $10.11. The Trust is rated AAAf/aa- for credit quality and risk by Standard & Poor's,** and will continue to strive to provide monthly income cash flow and daily liquidity while seeking competitive yields.

 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** This rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. They monitor the portfolio weekly for developments that could cause changes in ratings.




FEDERATED INCOME TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
LONG-TERM OBLIGATIONS--96.8%
----------------------------------------------------------------------------------------------
                (a)FEDERAL HOME LOAN MORTGAGE CORP.--14.1%
                ------------------------------------------------------------------------------
$      165,606  11.50%, 12/1/2014                                                               $        183,354
                ------------------------------------------------------------------------------
       749,869  11.00%, 5/1/2000                                                                         793,211
                ------------------------------------------------------------------------------
       479,922  10.50%, 7/1/2000                                                                         505,262
                ------------------------------------------------------------------------------
    31,104,847  9.50%, 10/1/2006-12/1/2022                                                            32,633,200
                ------------------------------------------------------------------------------
     4,409,177  9.00%, 4/1/2009-2/1/2013                                                               4,575,844
                ------------------------------------------------------------------------------
    21,453,604  8.00%, 6/1/2001-10/1/2001                                                             22,009,896
                ------------------------------------------------------------------------------
    12,663,013  7.50%, 11/1/1999-7/1/2025                                                             12,814,056
                ------------------------------------------------------------------------------
     1,592,741  7.00%, 10/1/2007                                                                       1,575,301
                ------------------------------------------------------------------------------
    50,000,000  6.50%, 7/1/2010                                                                       49,031,250
                ------------------------------------------------------------------------------
    29,142,724  5.50%, 5/1/1998-8/1/1998                                                              28,522,858
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                152,644,232
                ------------------------------------------------------------------------------  ----------------
                (a)FEDERAL HOME LOAN MORTGAGE CORP. REMIC--8.7%
                ------------------------------------------------------------------------------
    10,000,000  7.00%, Series 1573PJ, 2/15/2023                                                        9,838,100
                ------------------------------------------------------------------------------
    20,000,000  6.90%, Series 1551G, 7/15/2008                                                        19,478,200
                ------------------------------------------------------------------------------
    10,000,000  6.80%, Series 1560PK, 3/15/2023                                                        9,291,200
                ------------------------------------------------------------------------------
    10,000,000  6.60%, Series 1559VH, 12/15/2021                                                       9,585,000
                ------------------------------------------------------------------------------
     8,500,000  6.50%, Series 1526K, 11/15/2021                                                        7,993,910
                ------------------------------------------------------------------------------
    15,000,000  6.50%, Series 1522G, 3/15/2022                                                        14,166,300
                ------------------------------------------------------------------------------
    11,130,000  6.50%, Series 1638G, 9/15/2023                                                        10,417,569
                ------------------------------------------------------------------------------
    14,245,000  6.25%, Series 1731D, 1/15/2021                                                        13,205,400
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 93,975,679
                ------------------------------------------------------------------------------  ----------------
                (a)FEDERAL NATIONAL MORTGAGE ASSOCIATION--58.7%
                ------------------------------------------------------------------------------
    26,124,596  10.50%, 12/1/2019-4/1/2022                                                            28,646,926
                ------------------------------------------------------------------------------
    40,366,947  (b)10.00%, 8/1/2019-7/1/2025                                                          43,881,034
                ------------------------------------------------------------------------------
    30,691,751  9.50%, 7/1/2018-5/1/2025                                                              32,216,663
                ------------------------------------------------------------------------------


FEDERATED INCOME TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
LONG-TERM OBLIGATIONS--CONTINUED
----------------------------------------------------------------------------------------------
                (a)FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
                ------------------------------------------------------------------------------
$   79,391,282  9.00%, 3/1/2002-2/1/2025                                                        $     82,821,147
                ------------------------------------------------------------------------------
    82,065,059  8.50%, 7/1/2024-2/1/2025                                                              84,577,071
                ------------------------------------------------------------------------------
    66,704,604  8.00%, 11/1/2024                                                                      67,954,648
                ------------------------------------------------------------------------------
   101,826,652  (b)7.50%, 3/1/2010-7/1/2025                                                          101,706,717
                ------------------------------------------------------------------------------
   115,000,000  (b)7.00%, 7/1/2025                                                                   112,230,800
                ------------------------------------------------------------------------------
    31,556,786  6.50%, 6/1/2009                                                                       30,944,900
                ------------------------------------------------------------------------------
    50,000,000  6.00%, 7/1/2002                                                                       48,827,500
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                633,807,406
                ------------------------------------------------------------------------------  ----------------
                (a)FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--10.4%
                ------------------------------------------------------------------------------
    16,400,000  7.00%, Series 1993-77K, 11/25/2022                                                    16,085,284
                ------------------------------------------------------------------------------
    18,000,000  7.00%, Series 1993-133J, 12/25/2022                                                   17,583,660
                ------------------------------------------------------------------------------
    20,000,000  6.50%, Series 1994-36J, 6/25/2023                                                     18,667,200
                ------------------------------------------------------------------------------
    37,204,000  6.50%, Series 1993-187K, 8/25/2022                                                    34,897,724
                ------------------------------------------------------------------------------
    11,393,000  6.50%, Series 1993-55K, 5/25/2008                                                     10,852,288
                ------------------------------------------------------------------------------
    14,637,992  6.00%, Series 1993-229J, 12/25/2008                                                   13,844,611
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                111,930,767
                ------------------------------------------------------------------------------  ----------------
                UNITED STATES TREASURY NOTES--4.9%
                ------------------------------------------------------------------------------
    22,500,000  6.375%, 8/15/2002                                                                     22,536,900
                ------------------------------------------------------------------------------
    30,000,000  6.75%, 6/30/1999                                                                      30,623,100
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 53,160,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST, $1,037,280,589)                      1,045,518,084
                ------------------------------------------------------------------------------  ----------------
(C) REPURCHASE AGREEMENTS--35.3%
----------------------------------------------------------------------------------------------
     2,400,000  J.P. Morgan Securities, Inc., 5.84%, dated 7/31/1995,
                due 8/1/1995                                                                           2,400,000
                ------------------------------------------------------------------------------
    60,000,000  Swiss Bank Corp., 5.82%, dated 7/31/1995,
                due 8/1/1995                                                                          60,000,000
                ------------------------------------------------------------------------------


FEDERATED INCOME TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
(C) REPURCHASE AGREEMENTS--CONTINUED
----------------------------------------------------------------------------------------------
$  180,000,000  (d)First Boston Corp., 5.76%, dated 7/17/1995,
                due 8/14/1995                                                                   $    180,000,000
                ------------------------------------------------------------------------------
    38,500,000  (d)First Boston Corp., 5.76%, dated 7/24/1995,
                due 8/14/1995                                                                         38,500,000
                ------------------------------------------------------------------------------
    50,000,000  (d)Goldman Sachs Group, 5.755%, dated 7/25/1995,
                due 8/17/1995                                                                         50,000,000
                ------------------------------------------------------------------------------
    50,000,000  (d)Goldman Sachs Group, 5.755%, dated 7/25/1995,
                due 8/23/1995                                                                         50,000,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                      380,900,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL INVESTMENTS (IDENTIFIED COST, $1,418,180,589) (E)                         $  1,426,418,084
                ------------------------------------------------------------------------------  ----------------

 (a) Because of monthly principal payments, the average life of the Federal Home Loan Mortgage Corp. securities and Federal National Mortgage Association securities approximates 1-10 years.

 (b) Includes securities with a market value of $219,077,900 subject to Dollar Roll transactions.

 (c) The repurchase agreements are fully collateralized by U.S. government obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint account with other Federated funds.

 (d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

 (e) The cost of investments for federal tax purposes amounts to $1,418,180,589. The net unrealized appreciation of investments on a federal tax basis amounts to $8,237,495 which is comprised of $15,519,003 appreciation and $7,281,508 depreciation at July 31, 1995.

Note: The categories of investments are shown as a percentage of net assets ($1,079,751,415) at
      July 31, 1995.

The following accronym is used in this portfolio:
REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)




FEDERATED INCOME TRUST
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified and tax cost $1,418,180,589)                     $  1,426,418,084
-----------------------------------------------------------------------------------------------
Cash                                                                                                        9,690
-----------------------------------------------------------------------------------------------
Income receivable                                                                                       6,949,518
-----------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                367,786
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   1,433,745,078
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------
Payable for dollar roll transactions                                             $  219,940,296
-------------------------------------------------------------------------------
Payable for investments purchased                                                   128,341,840
-------------------------------------------------------------------------------
Income distribution payable                                                           4,595,481
-------------------------------------------------------------------------------
Payable for shares redeemed                                                           1,002,867
-------------------------------------------------------------------------------
Accrued expenses                                                                        113,179
-------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                353,993,663
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 106,761,406 shares outstanding                                                    $  1,079,751,415
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------
Paid in capital                                                                                  $  1,238,923,214
-----------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                                               8,237,495
-----------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                                  (167,597,064)
-----------------------------------------------------------------------------------------------
Undistributed net investment income                                                                       187,770
-----------------------------------------------------------------------------------------------  ----------------
     Total Net Assets                                                                            $  1,079,751,415
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
($1,034,270,576 / 102,264,426 shares outstanding)                                                          $10.11
-----------------------------------------------------------------------------------------------  ----------------
Institutional Service Shares:
($45,480,839 / 4,496,980 shares outstanding)                                                               $10.11
-----------------------------------------------------------------------------------------------  ----------------
(See Notes which are an integral part of the Financial Statements)


FEDERATED INCOME TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense $4,472,151)                                                     $ 42,101,586
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------
Investment advisory fee                                                                 $ 2,252,250
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   426,238
--------------------------------------------------------------------------------------
Custodian fees                                                                              127,644
--------------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                              118,987
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    10,919
--------------------------------------------------------------------------------------
Auditing fees                                                                                10,732
--------------------------------------------------------------------------------------
Legal fees                                                                                   10,622
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    77,434
--------------------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                                      54,645
--------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                            1,353,011
--------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                       54,645
--------------------------------------------------------------------------------------
Share registration costs                                                                     16,427
--------------------------------------------------------------------------------------
Printing and postage                                                                         16,384
--------------------------------------------------------------------------------------
Insurance premiums                                                                           11,942
--------------------------------------------------------------------------------------
Taxes                                                                                        26,150
--------------------------------------------------------------------------------------
Miscellaneous                                                                                11,663
--------------------------------------------------------------------------------------  -----------
    Total expenses                                                                        4,579,693
--------------------------------------------------------------------------------------
Deduct:
-------------------------------------------------------------------------
Waiver of distribution services fee--Institutional Service Shares          $    51,689
-------------------------------------------------------------------------
Waiver of shareholder services fee--Institutional Shares                     1,190,639
-------------------------------------------------------------------------
Waiver of shareholder services fee--Institutional Service Shares                 2,945    1,245,273
-------------------------------------------------------------------------  -----------  -----------
    Net expenses                                                                                        3,334,420
---------------------------------------------------------------------------------------------------  ------------
         Net investment income                                                                         38,767,166
---------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                 5,001,867
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                                    42,948,977
---------------------------------------------------------------------------------------------------  ------------
    Net realized and unrealized gain (loss) on investments                                             47,950,844
---------------------------------------------------------------------------------------------------  ------------
         Change in net assets resulting from operations                                              $ 86,718,010
---------------------------------------------------------------------------------------------------  ------------

(See Notes which are an integral part of the Financial Statements)


FEDERATED INCOME TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                 ENDED
                                                                             JULY 31, 1995        YEAR ENDED
                                                                              (UNAUDITED)      JANUARY 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------
Net investment income                                                       $     38,767,166  $       101,091,909
--------------------------------------------------------------------------
Net realized gain (loss) on investments ($5,001,867 net gain, and
$99,607,019 net loss, respectively, as computed for federal income tax
purposes)                                                                          5,001,867          (95,924,544)
--------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
of investments                                                                    42,948,977          (31,137,636)
--------------------------------------------------------------------------  ----------------  -------------------
     Change in assets resulting from operations                                   86,718,010          (25,970,271)
--------------------------------------------------------------------------  ----------------  -------------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------
Distributions from net investment income:
--------------------------------------------------------------------------
  Institutional Shares                                                           (37,138,995)         (97,779,181)
--------------------------------------------------------------------------
  Institutional Service Shares                                                    (1,440,401)          (3,389,985)
--------------------------------------------------------------------------  ----------------  -------------------
     Change in net assets resulting from distributions
     to shareholders                                                             (38,579,396)        (101,169,166)
--------------------------------------------------------------------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------
Proceeds from sale of Shares                                                      68,588,395          262,132,109
--------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of
distributions declared                                                             9,251,569           21,662,288
--------------------------------------------------------------------------
Cost of Shares redeemed                                                         (206,632,049)        (790,673,872)
--------------------------------------------------------------------------  ----------------  -------------------
     Change in net assets resulting from share transactions                     (128,792,085)        (506,879,475)
--------------------------------------------------------------------------  ----------------  -------------------
          Change in net assets                                                   (80,653,471)        (634,018,912)
--------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------
Beginning of period                                                            1,160,404,886        1,794,423,798
--------------------------------------------------------------------------  ----------------  -------------------
End of period (including undistributed net investment income of $187,770
and $0, respectively)                                                       $  1,079,751,415  $     1,160,404,886
--------------------------------------------------------------------------  ----------------  -------------------

(See Notes which are an integral part of the Financial Statements)


FEDERATED INCOME TRUST
STATEMENT OF CASH FLOWS
SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
-------------------------------------------------------------------------------------------------
Investment income received                                                                         $    54,987,861
-------------------------------------------------------------------------------------------------
Payment of operating expenses                                                                           (3,319,373)
-------------------------------------------------------------------------------------------------
Proceeds from sales and maturities of investments                                                    1,040,415,702
-------------------------------------------------------------------------------------------------
Purchases of investments                                                                              (773,055,473)
-------------------------------------------------------------------------------------------------
Net purchases of short-term investments                                                               (193,625,000)
-------------------------------------------------------------------------------------------------  ---------------
     Cash used by operating activities                                                                 125,403,717
-------------------------------------------------------------------------------------------------  ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
-------------------------------------------------------------------------------------------------
Net proceeds from share activity                                                                      (140,124,067)
-------------------------------------------------------------------------------------------------
Increase on payable for dollar roll transactions                                                        45,045,181
-------------------------------------------------------------------------------------------------
Distributions paid                                                                                     (30,317,533)
-------------------------------------------------------------------------------------------------  ---------------
     Cash used by financing activities                                                                (125,396,419)
-------------------------------------------------------------------------------------------------  ---------------
Increase in cash                                                                                             7,298
-------------------------------------------------------------------------------------------------  ---------------
Cash at beginning of period                                                                                  2,392
-------------------------------------------------------------------------------------------------  ---------------
Cash at end of period                                                                              $         9,690
-------------------------------------------------------------------------------------------------  ---------------
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM
OPERATIONS TO CASH USED BY OPERATING ACTIVITIES:
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                               $    86,718,010
-------------------------------------------------------------------------------------------------
Net increase in investments                                                                           (138,234,350)
-------------------------------------------------------------------------------------------------
Decrease in income receivable                                                                            2,261,348
-------------------------------------------------------------------------------------------------
Decrease in receivable for investments sold                                                             92,520,050
-------------------------------------------------------------------------------------------------
Increase in payable for investments purchased                                                           82,123,612
-------------------------------------------------------------------------------------------------
Increase in accrued expenses                                                                                15,047
-------------------------------------------------------------------------------------------------  ---------------
     Cash used by operating activities                                                             $   125,403,717
-------------------------------------------------------------------------------------------------  ---------------

(See Notes which are an integral part of the Financial Statements)



FEDERATED INCOME TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             SIX MONTHS
                                ENDED
                            JULY 31, 1995                                  YEAR ENDED JANUARY 31,
                             (UNAUDITED)     1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE, BEGINNING
OF PERIOD                     $    9.70    $   10.50  $   10.73  $   10.66  $   10.42  $   10.18  $   10.05  $   10.43  $   10.74
--------------------------
INCOME FROM INVESTMENT
OPERATIONS
--------------------------
 Net investment income             0.34         0.70       0.77       0.80       0.89       0.93       0.94       0.95       0.99
--------------------------
 Net realized and
 unrealized gain (loss) on
 investments                       0.41        (0.80)     (0.23)      0.07       0.24       0.24       0.13      (0.38)     (0.31)
--------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from investment
 operations                        0.75        (0.10)      0.54       0.87       1.13       1.17       1.07       0.57       0.68
--------------------------
LESS DISTRIBUTIONS
--------------------------
 Distributions from net
 investment income                (0.34)       (0.70)     (0.77)     (0.80)     (0.89)     (0.93)     (0.94)     (0.95)     (0.99)
--------------------------
 Distributions from net
 realized gain on
 investment transactions         --           --         --         --         --         --         --         --         --
--------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 TOTAL DISTRIBUTIONS              (0.34)       (0.70)     (0.77)     (0.80)     (0.89)     (0.93)     (0.94)     (0.95)     (0.99)
--------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
PERIOD                        $   10.11    $    9.70  $   10.50  $   10.73  $   10.66  $   10.42  $   10.18  $   10.05  $   10.43
--------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total return (a)                   7.79%       (0.86%)      5.22%      8.51%     11.27%     12.01%     11.04%      5.75%
6.79%
--------------------------
RATIOS TO AVERAGE NET
ASSETS
--------------------------
 Expenses                          0.58%(b)      0.56%      0.51%      0.51%      0.50%      0.50%      0.53%      0.52%
0.50%
--------------------------
 Net investment income             6.89%(b)      6.99%      7.28%      7.53%      8.41%      9.06%      9.23%      9.33%
9.49%
--------------------------
 Expense waiver/
 reimbursement (c)                 0.22%(b)    --        --         --         --         --         --         --         --
--------------------------
SUPPLEMENTAL DATA
--------------------------
 Net assets, end of period
 (000 omitted)               $1,034,271    $1,119,976 $1,727,247 $1,548,858 $1,231,978  $892,255  $1,023,886 $1,196,585 $1,376,895
--------------------------
 Portfolio turnover                  76  %       217%       178%        52%        51%        36%        45%        77%        92%
--------------------------

                              1987
NET ASSET VALUE, BEGINNING
OF PERIOD                   $   10.87
--------------------------
INCOME FROM INVESTMENT
OPERATIONS
--------------------------
 Net investment income           1.03
--------------------------
 Net realized and
 unrealized gain (loss) on
 investments                    (0.05)
--------------------------  ---------
 Total from investment
 operations                      0.98
--------------------------
LESS DISTRIBUTIONS
--------------------------
 Distributions from net
 investment income              (1.04)
--------------------------
 Distributions from net
 realized gain on
 investment transactions        (0.07)
--------------------------  ---------
 TOTAL DISTRIBUTIONS            (1.11)
--------------------------  ---------
NET ASSET VALUE, END OF
PERIOD                      $   10.74
--------------------------  ---------
Total return (a)                 9.52%
--------------------------
RATIOS TO AVERAGE NET
ASSETS
--------------------------
 Expenses                        0.54%
--------------------------
 Net investment income           9.47%
--------------------------
 Expense waiver/
 reimbursement (c)             --
--------------------------
SUPPLEMENTAL DATA
--------------------------
 Net assets, end of period
 (000 omitted)              $1,169,155
--------------------------
 Portfolio turnover               146%
--------------------------

(a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(b) Computed on an annualized basis.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED INCOME TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                       SIX MONTHS
                                                                         ENDED
                                                                        JULY 31,
                                                                          1995            YEAR ENDED JANUARY 31,
                                                                      (UNAUDITED)      1995       1994       1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                   $     9.70    $   10.50  $   10.73   $   10.64
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------
  Net investment income                                                      0.33         0.68       0.75        0.51
-------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                                             0.41        (0.80)     (0.23)       0.09
-------------------------------------------------------------------  --------------  ---------  ---------  -----------
  Total from investment operations                                           0.74        (0.12)      0.52        0.60
-------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------
  Distributions from net investment income                                  (0.33)       (0.68)     (0.75)      (0.51)
-------------------------------------------------------------------  --------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                         $    10.11    $    9.70  $   10.50   $   10.73
-------------------------------------------------------------------  --------------  ---------  ---------  -----------
Total return (b)                                                             7.68%       (1.08%)      4.96%       4.80%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------
  Expenses                                                                   0.80%(c)      0.78%      0.76%       0.76%(c)
-------------------------------------------------------------------
  Net investment income                                                      6.67%(c)      6.75%      7.03%       7.16%(c)
-------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                           0.25%(c)      0.22%    --         --
-------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                 $45,481      $40,428    $67,176     $53,981
-------------------------------------------------------------------
  Portfolio turnover                                                           76  %       217%       178%         52 %
-------------------------------------------------------------------

(a) Reflects operations for the period from May 31, 1992 (date of initial public offering) to January 31, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



FEDERATED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Federated Income Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust provides two classes of shares, Institutional Shares and Institutional Services Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase transaction.

     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income. Accordingly, no provisions for federal tax are necessary. At January 31, 1995, the Trust, for federal tax purposes, had a capital loss carryforward of $159,119,254, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any,


FEDERATED INCOME TRUST
--------------------------------------------------------------------------------
     to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 1996 ($14,398,108), 1997 ($26,760,646), 1998 ($16,389,825), 1999 ($1,962,942) and 2003
     ($99,607,733). Additionally, net capital losses of $13,358,619 attributable to security transactions incurred after October 31, 1994 are treated as arising on February 1, 1995, the first day of the Trust's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DOLLAR ROLL TRANSACTIONS--The Trust enters into dollar roll transactions, with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, in which the Trust loans mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

     STATEMENT OF CASH FLOWS--Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Trust's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Trust's Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at July 31, 1995.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Trust shares were as follows:


FEDERATED INCOME TRUST
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED                   YEAR ENDED
                                                           JULY 31, 1995                  JANUARY 31, 1995
                                                      SHARES          DOLLARS         SHARES          DOLLARS
INSTITUTIONAL SHARES
-------------------------------------------------
Shares sold                                            5,938,140  $    59,222,650     24,209,157  $   243,458,344
-------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                        815,137        8,154,978      1,982,271       19,612,008
-------------------------------------------------
Shares redeemed                                      (19,937,417)    (199,417,336)   (75,184,676)    (747,629,375)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
  Net change resulting from Institutional
  Shares transactions                                (13,184,140) ($  132,039,708)   (48,993,248) ($  484,559,023)
-------------------------------------------------  -------------  ---------------  -------------  ---------------


                                                          Six Months Ended                   Year Ended
                                                           July 31, 1995                  January 31, 1995
                                                      Shares          Dollars         Shares          Dollars
INSTITUTIONAL SERVICE SHARES
-------------------------------------------------
Shares sold                                              944,732  $     9,365,745      1,862,669  $    18,673,765
-------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                        109,526        1,096,591        207,419        2,050,280
-------------------------------------------------
Shares redeemed                                         (724,724)      (7,214,713)    (4,297,801)     (43,044,497)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
  Net change resulting from Institutional
  Service Shares transactions                            329,534  $     3,247,623     (2,227,713) ($   22,320,452)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
     Net change resulting from Trust
     shares transactions                             (12,854,606) ($  128,792,085)   (51,220,961) ($  506,879,475)
-------------------------------------------------  -------------  ---------------  -------------  ---------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


FEDERATED INCOME TRUST
--------------------------------------------------------------------------------

     DISTRIBUTION SERVICES--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of average daily net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

     TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ also maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period plus, out-of-pocket expenses.

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Trustees or Directors of the above companies.

     5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1995, were as follows:

------------------------------------------------------------------------------------------------
PURCHASES--                                                                                       $    845,317,918
------------------------------------------------------------------------------------------------  ----------------
SALES--                                                                                           $  1,040,386,385
------------------------------------------------------------------------------------------------  ----------------



TRUSTEES                           OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                    John F. Donahue
Thomas G. Bigley                     Chairman
John T. Conroy, Jr.                Glen R. Johnson
William J. Copeland                  President
James E. Dowd                      J. Christopher Donahue
Lawrence D. Ellis, M.D.              Executive Vice President
Edward L. Flaherty, Jr.            Edward C. Gonzales
Glen R. Johnson                      Executive Vice President
Peter E. Madden                    John W. McGonigle
Gregor F. Meyer                      Executive Vice President and Secretary
John E. Murray, Jr.                Richard B. Fisher
Wesley W. Posvar                     Vice President
Marjorie P. Smuts                  David M. Taylor
                                     Treasurer
                                   J. Crilley Kelly
                                     Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.